Warrants Liability - Schedule of fair value determined using black-scholes option (Details) - Warranty Liability [Member] - $ / shares		1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 13, 2024	Jul. 31, 2025	Jun. 25, 2025	Mar. 28, 2025	Mar. 06, 2025	Jan. 20, 2025	Dec. 31, 2024
August 2020 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)							$ 3.68
Exercise price and Exercise price (CAD)							$ 276.9
Expected dividend yield (in Shares)							0
Risk free interest rate							2.91%
Expected life							7 months 6 days
Expected volatility							134.00%
December 2024 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)	$ 5.8		$ 33.48				$ 5.2
Exercise price and Exercise price (CAD)	$ 7		$ 7				$ 7
Expected dividend yield (in Shares)	0		0				0
Risk free interest rate	2.97%		2.94%				2.96%
Expected life	5 years		4 years 5 months 19 days				4 years 11 months 12 days
Expected volatility	104.39%		118.86%				104.52%
Foreign exchange rate	$ 0.7		$ 0.73				$ 0.7
January 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)			33.48			$ 4.9
Exercise price and Exercise price (CAD)			$ 5.25			$ 5.25
Expected dividend yield (in Shares)			0			0
Risk free interest rate			2.90%			2.99%
Expected life			4 years 6 months 29 days			5 years
Expected volatility			118.86%			106.90%
Foreign exchange rate			$ 0.73			$ 0.7
March 6, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)			33.48		$ 6.44
Exercise price and Exercise price (CAD)			$ 5.25		$ 5.25
Expected dividend yield (in Shares)			0		0
Risk free interest rate			2.90%		2.72%
Expected life			4 years 8 months 12 days		5 years
Expected volatility			118.86%		115.20%
Foreign exchange rate			$ 0.73		$ 0.7
March 28, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)				$ 11.08
Exercise price and Exercise price (CAD)				$ 7
Expected dividend yield (in Shares)				0
Risk free interest rate				2.61%
Expected life				5 years
Expected volatility				116.80%
Foreign exchange rate				$ 0.7
March 28, 2025 Warrants [Member] | Bottom of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)		$ 25.89
Exercise price and Exercise price (CAD)		$ 7
Expected dividend yield (in Shares)		0
Risk free interest rate		2.90%
Expected life		4 years 8 months 1 day
Expected volatility		118.79%
Foreign exchange rate		$ 0.72
March 28, 2025 Warrants [Member] | Top of range [member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)		33.48
Exercise price and Exercise price (CAD)		$ 7
Expected dividend yield (in Shares)		0
Risk free interest rate		3.01%
Expected life		4 years 9 months 7 days
Expected volatility		118.86%
Foreign exchange rate		$ 0.74